Income Taxes (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Effective tax rate (as a percent)	23.20%	30.60%	25.20%	30.90%		(25.00%)		42.70%	31.20%
Effective Income Tax Rate, Federal Statutory Income Tax Rate (as a percent)			21.00%			35.00%	35.00%	35.00%	35.00%
Non Us Carry forwards loss						$ 1,280,000		$ 1,082,000
Provisional tax Benefits						53,200,000
Repatriation of provisional amount						3,900,000
Uncertain tax Position						0		$ 0
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate, Federal Statutory Income Tax Rate (as a percent)					21.00%
Non-US [Member]
Income Tax Disclosure [Line Items]
Non Us Carry forwards loss						5,000,000
Non Us Carry forwards loss						$ 4,900,000
Tax Expiration Period						2028 through 2038
Cash Distribution to Subsidiary						$ 6,000,000
Operating Loss Carryforwards Indefinitely [Member] | Non-US [Member]
Income Tax Disclosure [Line Items]
Non Us Carry forwards loss						$ 100,000